Trade receivables, other assets, prepaid expenses and Tax receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Summary of other assets and prepaid expenses	Other assets and prepaid expenses consisted of the following:

	At December 31
	2023			2022
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Receivables from financing activities	€4,487	€4,507	€8,994	€2,153	€2,553	€4,706
Other receivables	4,311	1,628	5,939	3,506	1,730	5,236
Defined benefit plan assets (Note 20)	24	886	910	—	1,844	1,844
Derivative operating assets	157	51	208	587	286	873
Prepaid expenses and other	1,309	622	1,931	1,303	310	1,613
Total other assets and prepaid expenses	€10,288	€7,694	€17,982	€7,549	€6,723	€14,272

Schedule of receivables by due date	The following table summarizes Receivables from financing activities, Other receivables, Derivative operating assets and Tax receivables by due date:

	At December 31,
	2023					2022
	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non- current)	Total	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non- current)	Total
	(€ million)
Receivables from financing activities	€4,487	€3,273	€1,234	€4,507	€8,994	€2,153	€1,918	€635	€2,553	€4,706
Other receivables	4,311	1,498	130	1,628	5,939	3,506	1,614	116	1,730	5,236
Derivative operating assets	157	51	—	51	208	587	286	—	286	873
Total	€8,955	€4,822	€1,364	€6,186	€15,141	€6,246	€3,818	€751	€4,569	€10,815

Tax receivables	€802	€84	€33	€117	€919	€543	€79	€33	€112	€655

Disclosure of allowance for credit losses	Trade receivables are shown net of an ECL allowance, calculated using the simplified approach. Changes in the allowance for trade receivables were as follows:

	At January 1, 2023	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2023
	(€ million)
ECL allowance - Trade receivables	€562	€219	€(230)	€—	€551
Receivables from financing activities are shown net of an ECL allowance. Changes in the allowance for receivables from financing activities were as follows:

	At January 1, 2023	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2023
	(€ million)
ECL allowance - Receivables from financing activities	€172	€185	€(162)	€—	€195

Disclosure of credit risk exposure	The following table provides information about the exposure to credit risk and ECLs for trade receivables:

	At December 31,
	2023			2022
	Current and less than 90 days past due	90 days or more past due	Total	Current and less than 90 days past due	90 days or more past due	Total
	(€ million)
Gross amount	€5,964	€964	€6,928	€4,820	€669	€5,489
ECL allowance	(88)	(463)	(551)	(178)	(384)	(562)
Carrying amount	€5,876	€501	€6,377	€4,642	€285	€4,927
The following table provides information about the exposure to credit risk and ECLs for receivables from financing activities:

	At December 31,
	2023				2022
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	(€ million)
Gross amount	€8,841	€117	€114	€9,072	€4,492	€69	€58	€4,619
ECL allowance	(149)	(23)	(23)	(195)	(138)	(22)	(12)	(172)
Carrying amount	€8,692	€94	€91	€8,877	€4,354	€47	€46	€4,447

Schedule of receivables from financing activities	Receivables from financing activities mainly relate to the business of financial services companies fully consolidated by the Company and are summarized as follows:

	At December 31,
	2023	2022
	(€ million)
Dealer financing	€2,305	€1,644
Retail financing	5,505	2,475
Finance leases	133	7
Other	1,051	580
Total Receivables from financing activities	€8,994	€4,706

Disclosure of carrying amount of assets not derecognised	At December 31, 2023 and 2022, the carrying amount of transferred financial assets not derecognized and the related liabilities were as follows:

	At December 31,
	2023			2022
	Trade receivables	Receivables from financing activities	Total	Trade receivables	Receivables from financing activities	Total
	(€ million)
Carrying amount of assets transferred and not derecognized	€58	€9	€67	€119	€9	€128
Carrying amount of the related liabilities (Note 22)	€58	€9	€67	€119	€9	€128